Exhibit 99.1

World Omni Auto Receivables Trust 2024-C

Monthly Servicer Certificate

May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	846,114,433.73	36,261
Yield Supplement Overcollateralization Amount 04/30/25	62,403,563.93	0
Receivables Balance 04/30/25	908,517,997.66	36,261
Principal Payments	37,272,202.36	867
Defaulted Receivables	1,656,823.11	49
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	58,984,308.07	0
Pool Balance at 05/31/25	810,604,664.12	35,345

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.25%
Prepayment ABS Speed	1.93%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,768,646.78	325
Past Due 61-90 days	2,438,252.20	82
Past Due 91-120 days	937,112.54	30
Past Due 121+ days	0.00	0
Total	13,144,011.52	437

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.51%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	1,133,426.60
Aggregate Net Losses/(Gains) - May 2025	523,396.51
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.69%
Prior Net Losses/(Gains) Ratio	0.04%
Second Prior Net Losses/(Gains) Ratio	0.59%
Third Prior Net Losses/(Gains) Ratio	0.49%
Four Month Average	0.45%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.37%

Overcollateralization Target Amount	7,295,441.98
Actual Overcollateralization	7,295,441.98
Weighted Average Contract Rate	6.72%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	53.58

Flow of Funds	$ Amount
Collections	43,402,810.32
Investment Earnings on Cash Accounts	16,071.31
Servicing Fee	(757,098.33)
Transfer to Collection Account	-
Available Funds	42,661,783.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,040,058.57
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	9,734,739.71
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,295,441.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,216,801.04

Total Distributions of Available Funds	42,661,783.30

Servicing Fee	757,098.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	838,499,403.83
Principal Paid	35,190,181.69
Note Balance @ 06/16/25	803,309,222.14

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2a
Note Balance @ 05/15/25	137,102,748.42
Principal Paid	15,103,082.27
Note Balance @ 06/16/25	121,999,666.15
Note Factor @ 06/16/25	60.9998331%

Class A-2b
Note Balance @ 05/15/25	182,346,655.41
Principal Paid	20,087,099.42
Note Balance @ 06/16/25	162,259,555.99
Note Factor @ 06/16/25	60.9998331%

Class A-3
Note Balance @ 05/15/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	403,000,000.00
Note Factor @ 06/16/25	100.0000000%

Class A-4
Note Balance @ 05/15/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	61,570,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Note Balance @ 05/15/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	36,320,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	18,160,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,254,800.57
Total Principal Paid	35,190,181.69
Total Paid	38,444,982.26

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	546,125.95
Principal Paid	15,103,082.27
Total Paid to A-2a Holders	15,649,208.22

Class A-2b
SOFR Rate	4.33228%
Coupon	4.80228%
Interest Paid	778,381.95
Principal Paid	20,087,099.42
Total Paid to A-2b Holders	20,865,481.37

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6886957
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.0695813
Total Distribution Amount	31.7582770

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.7306298
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	75.5154114
Total A-2a Distribution Amount	78.2460412

A-2b Interest Distribution Amount	2.9262479
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	75.5154114
Total A-2b Distribution Amount	78.4416593

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	276.63
Noteholders' Third Priority Principal Distributable Amount	516.05
Noteholders' Principal Distributable Amount	207.32

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	3,026,385.22
Investment Earnings	10,928.49
Investment Earnings Paid	(10,928.49)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22